Distribution Date:	08/17/26	BANK 2021-BNK38
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-BNK38

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.

Certificate Factor Detail	4		Jane Lam	(212) 761-4000	cmbs_notices@morganstanley.com

Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	6
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	7				trustadministrationgroup@computershare.com

Additional Information	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	9	Master Servicer	Trimont LLC

Bond / Collateral Reconciliation - Balances	10		Attention: CMBS Servicing		commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	11-15
		NCB Master Servicer	National Cooperative Bank, N.A.
Mortgage Loan Detail (Part 1)	16-18
			Tom Klump	(703) 302-8080	tklump@ncb.coop

Mortgage Loan Detail (Part 2)	19-21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States

Principal Prepayment Detail	22	Special Servicer	Midland Loan Services, a Division of PNC Bank, National

Historical Detail	23		Association
			Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Delinquency Loan Detail	24
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Collateral Stratification and Historical Detail	25
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	26	Representations Reviewer

Specially Serviced Loan Detail - Part 2	27		Attention: Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	28
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	30
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	31

Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540EAA1	1.274000%	5,800,000.00	390,295.79	390,295.79	414.36	0.00	0.00	390,710.15	0.00	0.00%	30.00%
A-2	06540EAB9	2.495000%	11,800,000.00	11,800,000.00	2,383,717.52	24,534.17	0.00	0.00	2,408,251.69	9,416,282.48	30.36%	30.00%
A-3	06540EAD5	2.062000%	17,100,000.00	17,100,000.00	0.00	29,383.50	0.00	0.00	29,383.50	17,100,000.00	30.36%	30.00%
A-SB	06540EAC7	2.506000%	8,200,000.00	8,200,000.00	0.00	17,124.33	0.00	0.00	17,124.33	8,200,000.00	30.36%	30.00%
A-4	06540EAE3	2.275000%	174,000,000.00	174,000,000.00	0.00	329,875.00	0.00	0.00	329,875.00	174,000,000.00	30.36%	30.00%
A-5	06540EAK9	2.521000%	267,894,000.00	267,894,000.00	0.00	562,800.64	0.00	0.00	562,800.64	267,894,000.00	30.36%	30.00%
A-S	06540EAS2	2.753000%	69,256,000.00	69,256,000.00	0.00	158,884.81	0.00	0.00	158,884.81	69,256,000.00	20.24%	20.00%
B	06540EAX1	2.885000%	28,569,000.00	28,569,000.00	0.00	68,684.64	0.00	0.00	68,684.64	28,569,000.00	16.06%	15.88%
C	06540EBC6	3.325570%	31,165,000.00	31,165,000.00	0.00	86,367.82	0.00	0.00	86,367.82	31,165,000.00	11.51%	11.38%
D	06540EBT9	2.500000%	17,314,000.00	17,314,000.00	0.00	36,070.83	0.00	0.00	36,070.83	17,314,000.00	8.98%	8.88%
E	06540EBV4	2.500000%	13,851,000.00	13,851,000.00	0.00	28,856.25	0.00	0.00	28,856.25	13,851,000.00	6.96%	6.88%
F	06540EBX0	2.250000%	8,657,000.00	8,657,000.00	0.00	16,231.88	0.00	0.00	16,231.88	8,657,000.00	5.69%	5.63%
G	06540EBZ5	2.250000%	7,792,000.00	7,792,000.00	0.00	14,610.00	0.00	0.00	14,610.00	7,792,000.00	4.55%	4.50%
H	06540ECB7	2.250000%	6,925,000.00	6,925,000.00	0.00	12,984.38	0.00	0.00	12,984.38	6,925,000.00	3.54%	3.50%
J*	06540ECD3	2.250000%	24,240,455.00	24,240,455.00	0.00	45,450.85	0.00	0.00	45,450.85	24,240,455.00	0.00%	0.00%
V	06540ECG6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540ECH4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC345QF7	3.325570%	36,450,708.18	36,165,986.90	146,000.70	100,227.09	0.00	0.00	246,227.79	36,019,986.20	0.00%	0.00%
Regular SubTotal			729,014,163.18	723,319,737.69	2,920,014.01	1,532,500.55	0.00	0.00	4,452,514.56	720,399,723.68

X-A	06540EAQ6	0.912144%	484,794,000.00	479,384,295.79	0.00	364,389.60	0.00	0.00	364,389.60	476,610,282.48
X-B	06540EAR4	0.534020%	97,825,000.00	97,825,000.00	0.00	43,533.78	0.00	0.00	43,533.78	97,825,000.00
X-D	06540EBH5	0.825570%	31,165,000.00	31,165,000.00	0.00	21,440.74	0.00	0.00	21,440.74	31,165,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-F	06540EBK8	1.075570%	8,657,000.00	8,657,000.00	0.00	7,759.34	0.00	0.00	7,759.34	8,657,000.00
X-G	06540EBM4	1.075570%	7,792,000.00	7,792,000.00	0.00	6,984.03	0.00	0.00	6,984.03	7,792,000.00
X-H	06540EBP7	1.075570%	6,925,000.00	6,925,000.00	0.00	6,206.93	0.00	0.00	6,206.93	6,925,000.00
X-J	06540EBR3	1.075570%	24,240,455.00	24,240,455.00	0.00	21,726.92	0.00	0.00	21,726.92	24,240,455.00
Notional SubTotal			661,398,455.00	655,988,750.79	0.00	472,041.34	0.00	0.00	472,041.34	653,214,737.48

Deal Distribution Total					2,920,014.01	2,004,541.89	0.00	0.00	4,924,555.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540EAA1	67.29237759	67.29237759	0.07144138	0.00000000	0.00000000	0.00000000	0.00000000	67.36381897	0.00000000
A-2	06540EAB9	1,000.00000000	202.00995932	2.07916695	0.00000000	0.00000000	0.00000000	0.00000000	204.08912627	797.99004068
A-3	06540EAD5	1,000.00000000	0.00000000	1.71833333	0.00000000	0.00000000	0.00000000	0.00000000	1.71833333	1,000.00000000
A-SB	06540EAC7	1,000.00000000	0.00000000	2.08833293	0.00000000	0.00000000	0.00000000	0.00000000	2.08833293	1,000.00000000
A-4	06540EAE3	1,000.00000000	0.00000000	1.89583333	0.00000000	0.00000000	0.00000000	0.00000000	1.89583333	1,000.00000000
A-5	06540EAK9	1,000.00000000	0.00000000	2.10083331	0.00000000	0.00000000	0.00000000	0.00000000	2.10083331	1,000.00000000
A-S	06540EAS2	1,000.00000000	0.00000000	2.29416671	0.00000000	0.00000000	0.00000000	0.00000000	2.29416671	1,000.00000000
B	06540EAX1	1,000.00000000	0.00000000	2.40416675	0.00000000	0.00000000	0.00000000	0.00000000	2.40416675	1,000.00000000
C	06540EBC6	1,000.00000000	0.00000000	2.77130820	0.00000000	0.00000000	0.00000000	0.00000000	2.77130820	1,000.00000000
D	06540EBT9	1,000.00000000	0.00000000	2.08333314	0.00000000	0.00000000	0.00000000	0.00000000	2.08333314	1,000.00000000
E	06540EBV4	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06540EBX0	1,000.00000000	0.00000000	1.87500058	0.00000000	0.00000000	0.00000000	0.00000000	1.87500058	1,000.00000000
G	06540EBZ5	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
H	06540ECB7	1,000.00000000	0.00000000	1.87500072	0.00000000	0.00000000	0.00000000	0.00000000	1.87500072	1,000.00000000
J	06540ECD3	1,000.00000000	0.00000000	1.87499987	0.00000000	0.01492587	0.00000000	0.00000000	1.87499987	1,000.00000000
V	06540ECG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540ECH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC345QF7	992.18886836	4.00542835	2.74966098	0.00000000	0.00052784	0.00000000	0.00000000	6.75508933	988.18344001

Notional Certificates
X-A	06540EAQ6	988.84123110	0.00000000	0.75163802	0.00000000	0.00000000	0.00000000	0.00000000	0.75163802	983.11918563
X-B	06540EAR4	1,000.00000000	0.00000000	0.44501692	0.00000000	0.00000000	0.00000000	0.00000000	0.44501692	1,000.00000000
X-D	06540EBH5	1,000.00000000	0.00000000	0.68797497	0.00000000	0.00000000	0.00000000	0.00000000	0.68797497	1,000.00000000
X-F	06540EBK8	1,000.00000000	0.00000000	0.89630819	0.00000000	0.00000000	0.00000000	0.00000000	0.89630819	1,000.00000000
X-G	06540EBM4	1,000.00000000	0.00000000	0.89630775	0.00000000	0.00000000	0.00000000	0.00000000	0.89630775	1,000.00000000
X-H	06540EBP7	1,000.00000000	0.00000000	0.89630758	0.00000000	0.00000000	0.00000000	0.00000000	0.89630758	1,000.00000000
X-J	06540EBR3	1,000.00000000	0.00000000	0.89630826	0.00000000	0.00000000	0.00000000	0.00000000	0.89630826	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	414.36	0.00	414.36	0.00	0.00	0.00	414.36	0.00
A-2	07/01/26 - 07/30/26	30	0.00	24,534.17	0.00	24,534.17	0.00	0.00	0.00	24,534.17	0.00
A-3	07/01/26 - 07/30/26	30	0.00	29,383.50	0.00	29,383.50	0.00	0.00	0.00	29,383.50	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	17,124.33	0.00	17,124.33	0.00	0.00	0.00	17,124.33	0.00
X-A	07/01/26 - 07/30/26	30	0.00	364,389.60	0.00	364,389.60	0.00	0.00	0.00	364,389.60	0.00
X-B	07/01/26 - 07/30/26	30	0.00	43,533.78	0.00	43,533.78	0.00	0.00	0.00	43,533.78	0.00
X-D	07/01/26 - 07/30/26	30	0.00	21,440.74	0.00	21,440.74	0.00	0.00	0.00	21,440.74	0.00
X-F	07/01/26 - 07/30/26	30	0.00	7,759.34	0.00	7,759.34	0.00	0.00	0.00	7,759.34	0.00
X-G	07/01/26 - 07/30/26	30	0.00	6,984.03	0.00	6,984.03	0.00	0.00	0.00	6,984.03	0.00
X-H	07/01/26 - 07/30/26	30	0.00	6,206.93	0.00	6,206.93	0.00	0.00	0.00	6,206.93	0.00
X-J	07/01/26 - 07/30/26	30	0.00	21,726.92	0.00	21,726.92	0.00	0.00	0.00	21,726.92	0.00
A-4	07/01/26 - 07/30/26	30	0.00	329,875.00	0.00	329,875.00	0.00	0.00	0.00	329,875.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	562,800.65	0.00	562,800.65	0.00	0.00	0.00	562,800.64	0.00
A-S	07/01/26 - 07/30/26	30	0.00	158,884.81	0.00	158,884.81	0.00	0.00	0.00	158,884.81	0.00
B	07/01/26 - 07/30/26	30	0.00	68,684.64	0.00	68,684.64	0.00	0.00	0.00	68,684.64	0.00
C	07/01/26 - 07/30/26	30	0.00	86,367.82	0.00	86,367.82	0.00	0.00	0.00	86,367.82	0.00
D	07/01/26 - 07/30/26	30	0.00	36,070.83	0.00	36,070.83	0.00	0.00	0.00	36,070.83	0.00
E	07/01/26 - 07/30/26	30	0.00	28,856.25	0.00	28,856.25	0.00	0.00	0.00	28,856.25	0.00
F	07/01/26 - 07/30/26	30	0.00	16,231.88	0.00	16,231.88	0.00	0.00	0.00	16,231.88	0.00
G	07/01/26 - 07/30/26	30	0.00	14,610.00	0.00	14,610.00	0.00	0.00	0.00	14,610.00	0.00
H	07/01/26 - 07/30/26	30	0.00	12,984.38	0.00	12,984.38	0.00	0.00	0.00	12,984.38	0.00
J	07/01/26 - 07/30/26	30	361.13	45,450.85	0.00	45,450.85	0.00	0.00	0.00	45,450.85	361.81
RR Interest	07/01/26 - 07/30/26	30	19.19	100,227.09	0.00	100,227.09	0.00	0.00	0.00	100,227.09	19.24
Totals			380.32	2,004,541.90	0.00	2,004,541.90	0.00	0.00	0.00	2,004,541.89	381.05

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	N/A	2.275000%	174,000,000.00	174,000,000.00	0.00	329,875.00	0.00	0.00	329,875.00	174,000,000.00
A-4-1	06540EAF0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06540EAG8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06540EAH6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06540EAJ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	2.521000%	267,894,000.00	267,894,000.00	0.00	562,800.64	0.00	0.00	562,800.64	267,894,000.00
A-5-1	06540EAL7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06540EAM5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06540EAN3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06540EAP8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	2.753000%	69,256,000.00	69,256,000.00	0.00	158,884.81	0.00	0.00	158,884.81	69,256,000.00
A-S-1	06540EAT0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06540EAU7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06540EAV5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06540EAW3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	2.885000%	28,569,000.00	28,569,000.00	0.00	68,684.64	0.00	0.00	68,684.64	28,569,000.00
B-1	06540EAY9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06540EAZ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06540EBA0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06540EBB8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	3.325570%	31,165,000.00	31,165,000.00	0.00	86,367.82	0.00	0.00	86,367.82	31,165,000.00
C-1	06540EBD4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06540EBE2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06540EBF9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06540EBG7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			570,884,000.00	570,884,000.00	0.00	1,206,612.91	0.00	0.00	1,206,612.91	570,884,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	06540EAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06540EAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	06540EAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06540EAM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06540EAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06540EAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06540EAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06540EAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06540EBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06540EBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06540EAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06540EAJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06540EAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06540EAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06540EAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06540EAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06540EBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06540EBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06540EBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06540EBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	4,924,555.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,022,235.03	Master Servicing Fee	9,458.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,287.39
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	311.43
ARD Interest	0.00	Operating Advisor Fee	1,071.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	274.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,022,235.03	Total Fees	17,693.14

Principal		Expenses/Reimbursements
Scheduled Principal	120,014.01	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	2,800,000.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,920,014.01	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,004,541.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,920,014.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,924,555.90
Total Funds Collected	4,942,249.04	Total Funds Distributed	4,942,249.04

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	723,319,737.97	723,319,737.97	Beginning Certificate Balance	723,319,737.69
(-) Scheduled Principal Collections	120,014.01	120,014.01	(-) Principal Distributions	2,920,014.01
(-) Unscheduled Principal Collections	2,800,000.00	2,800,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	720,399,723.96	720,399,723.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	723,319,737.97	723,319,737.97	Ending Certificate Balance	720,399,723.68
Ending Actual Collateral Balance	720,399,723.96	720,399,723.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.28)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.28)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	22,103,500.00	3.07%	61	3.0951	NAP	Defeased	3	22,103,500.00	3.07%	61	3.0951	NAP
5,000,000 or less	27	65,031,293.35	9.03%	64	3.5038	1.931544	1.60 or less	21	71,592,250.78	9.94%	64	3.2919	1.162366
5,000,001 to 15,000,000	24	189,862,143.47	26.36%	61	3.3512	3.082772	1.61 to 1.80	2	20,276,569.08	2.81%	64	3.8149	1.751722
15,000,001 to 25,000,000	6	120,152,787.14	16.68%	58	3.1325	3.493774	1.81 to 2.00	1	8,150,000.00	1.13%	64	3.9400	1.972400
25,000,001 to 35,000,000	3	94,000,000.00	13.05%	64	3.1330	2.734149	2.01 to 2.20	5	46,664,989.03	6.48%	64	3.6011	2.117800
35,000,001 to 55,000,000	3	157,250,000.00	21.83%	63	3.3971	3.785553	2 21 to 2.40	3	16,313,464.06	2.26%	64	3.5183	2.397386
55,000,001 or greater	1	72,000,000.00	9.99%	62	2.7185	3.915800	2.41 or greater	32	535,298,951.01	74.31%	61	3.1652	3.721617
Totals	67	720,399,723.96	100.00%	62	3.2389	3.240298	Totals	67	720,399,723.96	100.00%	62	3.2389	3.240298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	22,103,500.00	3.07%	61	3.0951	NAP
							Defeased	3	22,103,500.00	3.07%	61	3.0951	NAP
Arizona	8	17,000,000.00	2.36%	64	3.9700	1.769400
							Industrial	6	40,100,000.00	5.57%	64	3.1239	3.436627
Arkansas	1	6,500,000.00	0.90%	64	3.0400	4.216600
							Mixed Use	9	97,495,000.00	13.53%	63	3.0599	3.384835
California	7	104,760,000.00	14.54%	58	3.2640	2.789993
							Mobile Home Park	8	17,000,000.00	2.36%	64	3.9700	1.769400
Colorado	1	8,150,000.00	1.13%	64	3.9400	1.972400
							Multi-Family	23	85,678,583.21	11.89%	64	2.9652	2.692406
Georgia	2	11,283,850.00	1.57%	62	3.6580	3.594047
							Office	8	240,260,000.00	33.35%	60	3.0748	3.904054
Illinois	2	81,950,000.00	11.38%	62	2.8371	3.611569
							Retail	7	79,532,640.06	11.04%	64	3.5603	2.915234
Maryland	1	20,000,000.00	2.78%	64	2.7000	7.272900
							Self Storage	22	138,230,000.69	19.19%	59	3.6017	2.651423
Massachusetts	3	59,010,000.00	8.19%	63	2.8583	3.434839
							Totals	86	720,399,723.96	100.00%	62	3.2389	3.240298
Michigan	2	6,000,000.00	0.83%	64	3.8450	2.392800

Mississippi	4	6,903,689.74	0.96%	64	3.7150	2.209400

Nevada	2	3,500,000.00	0.49%	64	3.5940	4.927400

New York	29	161,138,583.21	22.37%	63	2.9959	3.563566

North Carolina	1	2,275,000.00	0.32%	64	4.2700	1.437400

Ohio	2	14,806,310.95	2.06%	64	3.4070	2.816404

Oregon	4	18,000,000.00	2.50%	28	3.3070	4.203500

Pennsylvania	3	16,100,000.00	2.23%	64	3.3110	2.418512

Texas	7	125,191,200.00	17.38%	63	3.7356	2.746660

Utah	1	5,432,640.06	0.75%	63	3.5300	2.462200

Washington	2	5,294,950.00	0.74%	64	3.9484	2.572311

Wyoming	1	25,000,000.00	3.47%	64	3.2950	2.516100

Totals	86	720,399,723.96	100.00%	62	3.2389	3.240298

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	22,103,500.00	3.07%	61	3.0951	NAP	Defeased	3	22,103,500.00	3.07%	61	3.0951	NAP
	3.2490% or less	33	361,063,260.98	50.12%	63	2.8566	3.815165	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.2500% to 3.4990%	8	119,475,322.23	16.58%	59	3.3871	2.918539	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9990%	16	190,062,640.75	26.38%	60	3.7450	2.506582	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or greater	7	27,695,000.00	3.84%	64	4.2255	2.249806	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	720,399,723.96	100.00%	62	3.2389	3.240298	49 months or greater	64	698,296,223.96	96.93%	62	3.2435	3.243502
								Totals	67	720,399,723.96	100.00%	62	3.2389	3.240298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	22,103,500.00	3.07%	61	3.0951	NAP	Defeased	3	22,103,500.00	3.07%	61	3.0951	NAP
	119 months or less	64	698,296,223.96	96.93%	62	3.2435	3.243502	Interest Only	44	623,425,000.00	86.54%	61	3.2380	3.437815
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or less	16	65,970,765.48	9.16%	64	3.3213	1.674493
	Totals	67	720,399,723.96	100.00%	62	3.2389	3.240298	361 months or greater	4	8,900,458.48	1.24%	63	3.0512	1.262569
								Totals	67	720,399,723.96	100.00%	62	3.2389	3.240298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	22,103,500.00	3.07%	61	3.0951	NAP			No outstanding loans in this group
Underwriter's Information		3	85,000,000.00	11.80%	63	2.8241	5.151765
	12 months or less	50	524,449,801.48	72.80%	61	3.3051	3.083479
	13 months or greater	11	88,846,422.48	12.33%	64	3.2813	2.362450
	Totals	67	720,399,723.96	100.00%	62	3.2389	3.240298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300802245	OF	Chicago	IL	Actual/360	2.719%	168,547.00	0.00	0.00	N/A	10/01/31	--	72,000,000.00	72,000,000.00	08/01/26
2	453012517	OF	New York	NY	Actual/360	2.837%	24,434.03	0.00	0.00	N/A	11/05/31	--	10,000,000.00	10,000,000.00	08/05/26
2A	453012520	OF	New York	NY	Actual/360	2.837%	24,434.03	0.00	0.00	N/A	11/05/31	--	10,000,000.00	10,000,000.00	08/05/26
2B	453012521	OF	New York	NY	Actual/360	2.837%	122,170.14	0.00	0.00	N/A	11/05/31	--	50,000,000.00	50,000,000.00	08/05/26
3	325960003	MU	Cambridge	MA	Actual/360	2.792%	72,126.67	0.00	0.00	11/06/31	11/06/36	--	30,000,000.00	30,000,000.00	08/06/26
3A	325960103	MU	Cambridge	MA	Actual/360	2.792%	60,105.56	0.00	0.00	11/06/31	11/06/36	--	25,000,000.00	25,000,000.00	08/06/26
4	310959970	OF	The Woodlands	TX	Actual/360	3.827%	181,250.97	0.00	0.00	N/A	10/11/31	--	55,000,000.00	55,000,000.00	08/11/26
5	211003620	RT	Richmond	TX	Actual/360	3.480%	156,575.83	0.00	0.00	N/A	12/01/31	--	52,250,000.00	52,250,000.00	08/01/26
6	310959536	SS	Richmond	CA	Actual/360	3.666%	107,332.33	0.00	0.00	N/A	12/11/31	--	34,000,000.00	34,000,000.00	08/11/26
7	211003111	OF	San Francisco	CA	Actual/360	2.870%	74,141.67	0.00	0.00	N/A	12/01/31	--	30,000,000.00	30,000,000.00	08/01/26
8	211003457	SS	Jackson	WY	Actual/360	3.295%	70,934.03	0.00	0.00	N/A	12/01/31	--	25,000,000.00	25,000,000.00	08/01/26
9	211004210	MF	Baltimore	MD	Actual/360	2.700%	46,500.00	0.00	0.00	N/A	12/01/31	--	20,000,000.00	20,000,000.00	08/01/26
10	310959663	IN	Sacramento	CA	Actual/360	2.845%	22,661.22	0.00	0.00	N/A	12/11/31	--	9,250,000.00	9,250,000.00	08/11/26
11	310959662	IN	North Highlands	CA	Actual/360	2.845%	21,436.28	0.00	0.00	N/A	12/11/31	--	8,750,000.00	8,750,000.00	08/11/26
12	300802257	SS	Various	OR	Actual/360	3.307%	51,258.50	0.00	0.00	N/A	12/01/28	--	18,000,000.00	18,000,000.00	08/01/26
13	325960013	MH	Various	AZ	Actual/360	3.970%	58,116.39	0.00	0.00	N/A	12/01/31	--	17,000,000.00	17,000,000.00	08/01/26
14	470128960	MF	Forest Hills	NY	Actual/360	2.850%	37,267.53	32,623.67	0.00	N/A	12/01/31	--	15,185,410.81	15,152,787.14	08/01/26
15	211003833	IN	Sanford	NC	Actual/360	2.955%	33,851.86	0.00	0.00	07/01/31	07/01/34	04/01/31	13,303,500.00	13,303,500.00	08/01/26
16	211003702	IN	Wilmington	OH	Actual/360	3.340%	33,075.28	0.00	0.00	N/A	12/05/31	--	11,500,000.00	11,500,000.00	08/05/26
17	600958887	RT	Buford	GA	Actual/360	3.530%	30,397.22	0.00	0.00	N/A	10/11/31	--	10,000,000.00	10,000,000.00	08/11/26
18	211002977	MU	Chicago	IL	Actual/360	3.695%	31,658.97	0.00	0.00	N/A	11/01/31	--	9,950,000.00	9,950,000.00	08/01/26
19	410958703	OF	Westlake Village	CA	Actual/360	3.584%	29,319.11	0.00	0.00	N/A	11/11/26	--	9,500,000.00	9,500,000.00	08/11/26
20	300802260	SS	Various	PA	Actual/360	3.360%	26,040.00	0.00	0.00	N/A	12/01/31	--	9,000,000.00	9,000,000.00	08/01/26
21	300802256	MU	Dana Point	CA	Actual/360	3.151%	23,334.91	0.00	0.00	N/A	11/01/31	--	8,600,000.00	8,600,000.00	08/01/26
22	300802263	SS	Frederick	CO	Actual/360	3.940%	27,651.14	0.00	0.00	N/A	12/01/31	--	8,150,000.00	8,150,000.00	08/01/26
23	211003542	MU	Various	NY	Actual/360	3.000%	20,666.67	0.00	0.00	N/A	11/01/31	--	8,000,000.00	8,000,000.00	08/01/26
24	300802262	MU	Albany	NY	Actual/360	3.235%	22,062.70	0.00	0.00	N/A	12/01/31	--	7,920,000.00	7,920,000.00	08/01/26
25	300802261	RT	New York	NY	Actual/360	3.590%	24,112.83	0.00	0.00	N/A	12/01/31	--	7,800,000.00	7,800,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	300802269	SS	Various	MS	Actual/360	3.715%	22,119.37	10,713.21	0.00	N/A	12/01/31	--	6,914,402.95	6,903,689.74	08/01/26
27	300802258	IN	Quakertown	PA	Actual/360	3.249%	19,864.02	0.00	0.00	N/A	12/01/31	--	7,100,000.00	7,100,000.00	08/01/26
28	211003583	SS	Lowell	AR	Actual/360	3.040%	17,015.56	0.00	0.00	N/A	12/01/31	--	6,500,000.00	6,500,000.00	08/01/26
29	2062732	SS	Corinth	TX	Actual/360	4.115%	22,678.22	0.00	0.00	N/A	12/01/31	--	6,400,000.00	6,400,000.00	08/01/26
30	211004327	SS	Groves	TX	Actual/360	4.150%	22,549.49	0.00	0.00	N/A	12/01/31	--	6,310,000.00	6,310,000.00	08/01/26
31	470129100	MF	Elmhurst	NY	Actual/360	2.920%	14,852.93	11,228.43	0.00	N/A	12/01/31	--	5,907,042.10	5,895,813.67	08/01/26
32	211004023	IN	Horizon City	TX	Actual/360	3.155%	16,572.51	0.00	0.00	12/01/31	09/01/33	09/01/31	6,100,000.00	6,100,000.00	08/01/26
33	300802259	SS	Fenton	MI	Actual/360	3.845%	19,865.83	0.00	0.00	N/A	12/01/31	--	6,000,000.00	6,000,000.00	08/01/26
34	410958544	RT	Layton	UT	Actual/360	3.530%	16,545.63	10,497.63	0.00	N/A	11/11/31	--	5,443,137.69	5,432,640.06	08/11/26
35	211004178	MU	New York	NY	Actual/360	3.750%	18,567.71	0.00	0.00	N/A	12/01/31	--	5,750,000.00	5,750,000.00	08/01/26
36	470129400	MF	New York	NY	Actual/360	2.850%	12,638.96	0.00	0.00	N/A	12/01/31	--	5,150,000.00	5,150,000.00	08/01/26
37	470128940	MF	White Plains	NY	Actual/360	3.040%	11,092.21	8,824.72	0.00	N/A	12/01/31	--	4,237,261.04	4,228,436.32	08/01/26
38	600959379	SS	Montebello	CA	Actual/360	4.042%	16,219.65	0.00	0.00	N/A	12/11/31	--	4,660,000.00	4,660,000.00	08/11/26
39	410959297	RT	Various	Various	Actual/360	4.655%	16,234.31	0.00	0.00	N/A	11/11/31	--	4,050,000.00	4,050,000.00	08/11/26
40	300802264	MF	Watertown	MA	Actual/360	3.768%	13,011.11	0.00	0.00	N/A	12/01/31	--	4,010,000.00	4,010,000.00	08/01/26
41	211003115	OF	Renton	WA	Actual/360	3.660%	11,850.27	0.00	0.00	N/A	12/01/31	--	3,760,000.00	3,760,000.00	08/01/26
42	410959220	SS	Elyria	OH	Actual/360	3.640%	10,383.00	6,236.59	0.00	N/A	12/11/31	--	3,312,547.54	3,306,310.95	08/11/26
43	600959015	IN	North Las Vegas	NV	Actual/360	3.594%	10,831.92	0.00	0.00	N/A	12/11/31	--	3,500,000.00	3,500,000.00	08/11/26
44	470128990	MF	Flushing	NY	Actual/360	3.010%	8,503.17	4,046.46	0.00	N/A	11/01/31	--	3,280,615.54	3,276,569.08	08/01/26
45	470128480	MF	New York	NY	Actual/360	3.060%	7,129.18	5,616.23	0.00	N/A	12/01/31	--	2,705,572.57	2,699,956.34	08/01/26
46	211004057	SS	Fayetteville	AR	Actual/360	5.250%	12,658.33	2,800,000.00	0.00	N/A	12/01/26	--	2,800,000.00	0.00	08/01/26
47	300802268	MF	Hartford	CT	Actual/360	3.650%	8,486.25	0.00	0.00	N/A	12/01/31	--	2,700,000.00	2,700,000.00	08/01/26
48	470129380	MF	East Hampton	NY	Actual/360	3.090%	6,918.17	0.00	0.00	N/A	12/01/31	--	2,600,000.00	2,600,000.00	08/01/26
49	470127900	MF	Richmond Hill	NY	Actual/360	3.080%	6,221.69	2,843.57	0.00	N/A	11/01/31	--	2,345,841.05	2,342,997.48	08/01/26
50	470128700	MF	Rego Park	NY	Actual/360	3.000%	6,052.57	2,897.04	0.00	N/A	11/01/31	--	2,342,930.97	2,340,033.93	08/01/26
51	470128560	MF	White Plains	NY	Actual/360	3.120%	6,179.33	0.00	0.00	N/A	11/01/31	--	2,300,000.00	2,300,000.00	08/01/26
52	211003908	MU	Concord	NC	Actual/360	4.270%	8,365.05	0.00	0.00	N/A	12/01/31	--	2,275,000.00	2,275,000.00	08/01/26
53	470128730	MF	New York	NY	Actual/360	3.020%	4,921.78	3,954.57	0.00	N/A	12/01/31	--	1,892,586.69	1,888,632.12	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	470129630	MF	New York	NY	Actual/360	2.990%	5,149.44	0.00	0.00	N/A	12/01/31	--	2,000,000.00	2,000,000.00	08/01/26
55	300802267	SS	Pearland	TX	Actual/360	4.430%	7,629.44	0.00	0.00	N/A	12/01/31	--	2,000,000.00	2,000,000.00	08/01/26
56	300802266	SS	New Braunfels	TX	Actual/360	4.120%	7,095.56	0.00	0.00	N/A	12/01/31	--	2,000,000.00	2,000,000.00	08/01/26
57	470127080	MF	Jackson Heights	NY	Actual/360	3.160%	4,464.50	3,366.63	0.00	N/A	11/01/31	--	1,640,691.63	1,637,325.00	08/01/26
58	470128790	MF	Brooklyn	NY	Actual/360	3.100%	4,206.87	3,265.92	0.00	N/A	11/01/31	--	1,575,933.09	1,572,667.17	08/01/26
59	470129270	MF	New York	NY	Actual/360	3.110%	3,532.07	5,429.85	0.00	N/A	12/01/31	--	1,318,893.91	1,313,464.06	08/01/26
60	470129020	MF	New York	NY	Actual/360	3.180%	3,959.50	2,942.48	0.00	N/A	12/01/31	--	1,445,953.65	1,443,011.17	08/01/26
61	470127810	MF	New York	NY	Actual/360	3.360%	4,340.00	0.00	0.00	N/A	11/01/31	--	1,500,000.00	1,500,000.00	08/01/26
62	470129050	MF	Amityville	NY	Actual/360	3.270%	3,624.14	2,593.20	0.00	N/A	11/01/31	--	1,287,057.44	1,284,464.24	08/01/26
63	470128130	MF	Baldwin	NY	Actual/360	3.240%	3,348.00	0.00	0.00	N/A	11/01/31	--	1,200,000.00	1,200,000.00	08/01/26
64	470128620	MF	Brooklyn	NY	Actual/360	3.160%	2,458.28	1,844.54	0.00	N/A	12/01/31	--	903,412.04	901,567.50	08/01/26
65	470129160	MF	New York	NY	Actual/360	3.250%	2,636.14	1,089.27	0.00	N/A	12/01/31	--	941,947.26	940,857.99	08/01/26
Totals							2,022,235.03	2,920,014.01	0.00				723,319,737.97	720,399,723.96
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	38,390,130.00	10,213,936.00	07/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	48,949,230.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	80,093,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	26,062,327.38	6,798,667.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,760,396.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,677,722.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,895,138.34	1,324,924.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,389,240.77	523,161.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,084,827.00	2,036,978.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	893,383.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,235,611.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,599,820.65	637,071.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,634,877.00	939,905.01	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,008,056.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,242,424.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,570,264.11	1,484,458.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	878,017.39	146,343.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,076,686.90	244,156.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	650,213.18	371,061.57	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	911,235.52	483,100.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	665,182.12	325,797.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	739,217.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,790,954.31	934,897.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	681,679.36	387,130.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	860,740.54	221,701.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	691,831.95	319,097.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	817,576.30	212,998.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	805,793.71	377,293.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	605,270.35	160,314.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	135,899.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	528,012.44	285,498.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	850,387.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	521,827.36	150,037.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	167,680.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	267,306.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	583,780.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	350,957.00	146,231.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	372,223.46	106,244.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	696,378.54	119,128.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	545,734.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	506,868.00	341,396.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	250,188.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	197,228.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	279,395.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	87,447.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	75,894.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	171,640.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	155,167.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	162,567.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	215,124.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	87,266.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	171,049.00	66,564.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	147,808.18	33,743.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	97,590.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	184,713.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	287,018.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	63,323.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	60,793.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	50,281.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	23,467.00	22,938.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	52,328.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	22,318.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	241,031,196.20	29,414,778.58				0.00	0.00	0.00	0.00	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
46	211004057	2,800,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		2,800,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,800,000.00	3.238933%	3.210767%	62
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246700%	3.218293%	62
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246680%	3.218265%	63
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246661%	3.218238%	64
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246641%	3.218211%	65
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246622%	3.218184%	66
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246602%	3.218155%	67
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246583%	3.218128%	68
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246564%	3.218101%	69
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246545%	3.218074%	70
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246526%	3.218047%	71
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.246507%	3.218020%	72
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		9,500,000	9,500,000		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		18,000,000	18,000,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		13,303,500	13,303,500		0	0
> 60 Months		679,596,224	679,596,224		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	720,399,724	720,399,724	0	0	0	0
Jul-26	723,319,738	723,319,738	0	0	0	0
Jun-26	723,444,908	723,444,908	0	0	0	0
May-26	723,564,263	723,564,263	0	0	0	0
Apr-26	723,688,796	723,688,796	0	0	0	0
Mar-26	723,807,495	723,807,495	0	0	0	0
Feb-26	723,942,440	723,942,440	0	0	0	0
Jan-26	724,060,456	724,060,456	0	0	0	0
Dec-25	724,178,155	724,178,155	0	0	0	0
Nov-25	724,301,090	724,301,090	0	0	0	0
Oct-25	724,418,142	724,418,142	0	0	0	0
Sep-25	724,540,453	724,540,453	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32